OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES (Details 1) - USD ($)		12 Months Ended
	Sep. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Oil And Gas Properties [Line Items]
Common stock issued for BOD fees			$ 0
Add: disposition of asset retirement obligations		$ 208,000	200,000	$ 993,000
Unproved oil and natural gas properties			0
Loss on conveyance		$ 0	$ (2,269,760)
Hexagon Llc [Member]
Oil And Gas Properties [Line Items]
Common stock issued for BOD fees	$ 6,194,162
Payment of debt and accrued interest payable	15,063,289
Add: disposition of asset retirement obligations	973,132
Total disposition of liabilities	16,036,421
Proved oil and natural gas properties	32,574,603
Accumulated depletion	(22,148,686)
Unproved oil and natural gas properties	6,194,162
Net oil and natural gas conveyed at cost	16,620,079
Redeemable Preferred Stock at fair value	1,686,102
Total conveyance of assets and preferred stock	18,306,181
Loss on conveyance	$ (2,269,760)